Consolidated Statements of Cash Flow - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operations:
Net earnings (loss)	$ (120,138)	$ 6,618
Adjustments for:
Long-term compensation plans	17,769	19,457
Depreciation and amortization	316,322	333,616
Gain on asset disposals	(11,931)	(50,741)
Loss on asset decommissioning		20,263
Reversal of impairment of property, plant and equipment		(5,810)
Foreign exchange	4,808	(8,585)
Finance charges	107,468	118,453
Gain on redemption and repurchase of unsecured senior notes	(43,814)	(6,815)
Income taxes	10,954	(14,957)
Other	(2,392)	(981)
Income taxes paid	(6,468)	(5,060)
Income taxes recovered	1,385	2,479
Interest paid	(103,851)	(116,655)
Interest received	615	1,370
Funds provided by operations	170,727	292,652
Changes in non-cash working capital balances	55,391	(4,493)
Cash provided by operations	226,118	288,159
Investments:
Purchase of property, plant and equipment	(61,535)	(159,886)
Purchase of intangibles	(57)	(808)
Proceeds on sale of property, plant and equipment	21,094	90,768
Changes in non-cash working capital balances	(19)	(4,574)
Cash used in investing activities	(40,517)	(74,500)
Financing:
Issuance of long-term debt	151,066
Repayment of long-term debt	(278,112)	(198,387)
Repurchase of share capital	(11,317)	(25,902)
Debt amendment fees	(690)	(702)
Debt issue costs	(354)
Lease payments	(6,217)	(6,823)
Cash used in financing activities	(145,624)	(231,814)
Effect of exchange rate changes on cash	(5,906)	(3,770)
Increase (decrease) in cash	34,071	(21,925)
Cash, beginning of year	74,701	96,626
Cash, end of year	$ 108,772	$ 74,701